CONVERTIBLE BONDS (Details Narrative) - USD ($)							12 Months Ended
	Dec. 09, 2022	Feb. 28, 2022	Feb. 08, 2022	Jan. 31, 2022	Sep. 14, 2021	Sep. 14, 2018	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest rate							50.00%
Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt						$ 7,500,000
Interest Payable							$ 3,990,177	$ 468,076
Convertible Debt							10,000,000	21,000,000
Debt discount							807,860	4,246,810
Amortization of debt discount							3,438,950	2,814,474
Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt					$ 22,500,000	$ 30,000,000
Interest rate						12.00%
Debt instrument maturity date						Sep. 14, 2021
Convertible conversion price per share						$ 12,870.50
Convertible Debt
Debt Instrument, Redemption, Description							By a redemption notice dated December 6, 2021, the bond holder applied to exercise the redemption right, on December 24, 2021. The Company then agreed to amend and supplement Convertible Bond B by entering into the supplemental deed signed on December 20, 2021. The supplemental deed stipulates that the US$18,000,000 redemption right will be exercisable in three stages
Loss on extinguishment of debt					119,155
Debt discount							$ 2,134,031
Amended and Restated Convertible Bond A [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt					$ 27,000,000
Interest rate					15.00%
Debt instrument maturity date					Sep. 14, 2023
Interest Payable					$ 4,500,000
Debt Instrument, Interest Rate, Increase (Decrease)					24.00%
Convertible Bond B [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible Debt					$ 18,000,000			20,000,000
Debt discount							6,634,030
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Debt redemption amount					7,000,000
Convertible Bond B [Member] | Seamless Group Inc [Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Debt [Line Items]
Debt redemption amount					$ 5,000,000
Convertible Band C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible conversion price per share					$ 6.21335
Debt Instrument, Interest Rate, Increase (Decrease)	24.00%
Debt instrument redeemed bond					$ 7,000,000
Debt instrument addition bond		$ 1,000,000	$ 1,500,000	$ 1,000,000	$ 1,000,000
Debt Conversion, Converted Instrument, Amount	$ 7,500,000,000,000
Convertible Band D [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 10,000,000,000,000
Convertible Bond C [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Convertible Debt								1,000,000
Debt discount							49,353
Convertible Bond [Member] | Seamless Group Inc [Member]
Short-Term Debt [Line Items]
Amortization of debt discount							$ 3,438,951	$ 2,814,474